Note 28 - Financial Instruments (Details Textual) $ in Thousands	12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)
Statement Line Items [Line Items]
Percentage of entity's revenue	18.48%	23.62%
Number of major customers	1	1
Percentage of entity's gross assets	7.00%	16.00%
Financial assets at end of period	$ 162,420	$ 123,113
Trading securities [member]
Statement Line Items [Line Items]
Financial assets at end of period	$ 0	$ 55,866	$ 60,264